Label	Element	Value
Aberdeen Japanese Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Japanese Equities Fund Supplement dated June 1, 2018 to the Prospectus dated February 28, 2018, as supplemented to date (the “Prospectus”)
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Japanese Equities Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Effective immediately, the following replaces the first paragraph in the section entitled “Summary — Aberdeen Japanese Equities Fund — Performance” in the Prospectus beginning on page 103:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Japanese Equities Fund. The bar chart shows the Fund’s annual total return for the Institutional Class. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the Tokyo Stock Price Index (“TOPIX”), a broad-based securities index. Effective June 1, 2018, the MSCI Japan Index replaced the TOPIX Index as the Fund’s primary benchmark. The Adviser believes that the MSCI Japan Index is a more meaningful comparison index given the large-cap nature of the Fund’s holdings. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Japanese Equities Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 1, 2018, the MSCI Japan Index replaced the TOPIX Index as the Fund’s primary benchmark. The Adviser believes that the MSCI Japan Index is a more meaningful comparison index given the large-cap nature of the Fund’s holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective immediately, the following replaces the table in the section entitled “Summary — Aberdeen Japanese Equities Fund — Performance — Average Annual Total Returns as of December 31, 2017” in the Prospectus beginning on page 103:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This supplement is dated June 1, 2018. Please retain this supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
Aberdeen Japanese Equities Fund | MSCI Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | TOPIX Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.37%
Aberdeen Japanese Equities Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Aberdeen Japanese Equities Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015